Fair Value Measurements (Tables)	12 Months Ended
Oct. 30, 2016
Fair Value Measurements
Schedule of financial assets and liabilities carried at fair value on a recurring basis

	Fair Value Measurements at October 30, 2016
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
	October 30,	for Identical	Observable	Unobservable
(in thousands)	2016	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at Fair Value:
Cash and cash equivalents(1)	$ 415,143	$ 415,143	$ –	$ –
Other trading securities(2)	122,305	39,903	82,402	–
Commodity derivatives(3)	3,094	3,094	–	–
Total Assets at Fair Value	$ 540,542	$ 458,140	$ 82,402	$ –
Liabilities at Fair Value:
Deferred compensation(2)	$ 60,949	$ 28,768	$ 32,181	$ –
Total Liabilities at Fair Value	$ 60,949	$ 28,768	$ 32,181	$ –

	Fair Value Measurements at October 25, 2015
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
	October 25,	for Identical	Observable	Unobservable
(in thousands)	2015	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at Fair Value:
Cash and cash equivalents(1)	$ 347,239	$ 347,239	$ –	$ –
Other trading securities(2)	119,668	39,329	80,339	–
Commodity derivatives(3)	6,485	6,485	–	–
Total Assets at Fair Value	$ 473,392	$ 393,053	$ 80,339	$ –
Liabilities at Fair Value:
Deferred compensation(2)	$ 57,869	$ 25,272	$ 32,597	$ –
Total Liabilities at Fair Value	$ 57,869	$ 25,272	$ 32,597	$ –

The following methods and assumptions were used to estimate the fair value of the financial assets and liabilities above:

(1)

The Company’s cash equivalents consist primarily of bank deposits, money market funds rated AAA, or other highly liquid investment accounts. As these investments have a maturity date of three months or less, the carrying value approximates fair value.

(2)

The Company holds trading securities as part of a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans. The rabbi trust is included in other assets on the Consolidated Statements of Financial Position and is valued based on the underlying fair value of each fund held by the trust. A majority of the funds held related to the supplemental executive retirement plans have been invested in fixed income funds managed by a third party. The declared rate on these funds is set based on a formula using the yield of the general account investment portfolio that supports the fund, adjusted for expenses and other charges. The rate is guaranteed for one year at issue, and may be reset annually on the policy anniversary, subject to a guaranteed minimum rate. As the value is based on adjusted market rates, and the fixed rate is only reset on an annual basis, these funds are classified as Level 2. The remaining funds held are also managed by a third party, and include equity securities, money market accounts, bond funds, or other portfolios for which there is an active quoted market. Therefore, these securities are classified as Level 1. The related deferred compensation liabilities are included in other long-term liabilities on the Consolidated Statements of Financial Position and are valued based on the underlying investment selections held in each participant’s account. Investment options generally mirror those funds held by the rabbi trust, for which there is an active quoted market. Therefore, these investment balances are classified as Level 1. The Company also offers a fixed rate investment option to participants. The rate earned on these investments is adjusted annually based on a specified percentage of the I.R.S. Applicable Federal Rates. These balances are classified as Level 2.

(3)

The Company’s commodity derivatives represent futures contracts used in its hedging or other programs to offset price fluctuations associated with purchases of corn and soybean meal, and to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The Company’s futures contracts for corn and soybean meal are traded on the Chicago Board of Trade, while futures contracts for lean hogs are traded on the Chicago Mercantile Exchange. These are active markets with quoted prices available and therefore these contracts are classified as Level 1. All derivatives are reviewed for potential credit risk and risk of nonperformance. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The net balance for each program is included in other current assets or accounts payable, as appropriate, in the Consolidated Statements of Financial Position. As of October 30, 2016, the Company has recognized the right to reclaim net cash collateral of $3.1 million from various counterparties (including $7.1 million of realized gains offset by cash owed of $4.0 million on closed positions). As of October 25, 2015, the Company had recognized the right to reclaim net cash collateral of $2.3 million from various counterparties (including $13.7 million of cash less $11.4 million of realized losses on closed positions).